Expense Example - UltraShort Nasdaq-100 ProFund	Investor 1 Year	Investor 3 Years	Investor 5 Years	Investor 10 Years	Service 1 Year	Service 3 Years	Service 5 Years	Service 10 Years
USD ($)	181	560	964	2,095	281	862	1,469	3,109